Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Non-Cancellable Office Lease Costs
The following non-cancellable office lease costs are included in our statements of cash flow (in thousands):

		Six Months Ended June 30,
Leases	Classification on the Cash Flow	2026	2025
Operating lease cost	Operating	$524	$—
Cash paid for amounts included in the measurement of lease liabilities	Operating	—	—

The following non-cancellable office lease costs are included in our combined statements of cash flow (in thousands):

		Year Ended December 31,
Leases	Classification on the Cash Flow	2025	2024
Operating lease cost	Operating	$2,478	$2,478
Cash paid for amounts included in the measurement of lease liabilities	Operating	2,531	2,457

Schedule Of Future Minimum Annual Obligations Operating Lease Liabilities
At June 30, 2026, the future minimum annual obligations for the Company’s operating lease liabilities are as follows:

Years Ending December 31, (in thousands)
2026	$1,833
2027	2,174
2028	708

Total minimum payments required	$4,715
Less: imputed interest	(382)

Total	$4,333

At December 31, 2025, the future minimum annual obligations for the Company’s operating lease liabilities are as follows:

Years Ending December 31, (in thousands)
2026	$2,607
2027	2,685
2028	2,766
2029	2,849
2030	2,934
Thereafter	2,005

Total minimum payments required	$15,846
Less: imputed interest	(1,734)

Total	$14,112